Leases - Schedule of Movement in Net Investment in Sublease ROU Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movement In Net Investment In Sub Lease Of R O U Asset [Abstract]
Balance at the beginning	$ 53	$ 58	$ 62
Additions	1
Interest income accrued during the period	2	2	2
Lease receipts	(7)	(7)	(6)
Balance at the end	$ 49	$ 53	$ 58